AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 7, 2007
File No. 033-45671
File No. 811-06557

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933	☐
POST-EFFECTIVE AMENDMENT NO. 71	☑
AND
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	☐
AMENDMENT NO. 73	☑
STI CLASSIC FUNDS

(Exact Name of Registrant as Specified in Charter)
101 Federal Street
Boston, Massachusetts 02110

(Address of Principal Executive Offices, Zip Code)
Registrant’s Telephone Number, including Area Code:       1-888-784-3863
Cynthia Surprise
100 Summer Street, Suite 1500
Boston, MA 02110

(Name and Address of Agent for Service)
Copies to:

Richard W. Grant, Esquire Morgan, Lewis & Bockius LLP One Oxford Centre Pittsburgh, PA 15219-6401	W. John McGuire, Esquire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004
It is proposed that this filing become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☑	On December 17 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☑	this post-effective amendment designates a new effective date for a previously filed post- effective amendment.

The prior Post-Effective Amendment No. 70 was filed pursuant to Rule 485(a) on September 28, 2007 and would have become effective on December 12, 2007; this Post-Effective Amendment No. 71 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 17, 2007 as the new date upon which the amendment shall become effective.

Part A INFORMATION REQUIRED IN PROSPECTUS
The Prospectus is incorporated herein by reference to Post-Effective Amendment No. 70.
Part B INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
The Statement of Information is incorporated herein by reference to Post-Effective Amendment No. 70.
Part C OTHER INFORMATION
Part C is incorporated herein by reference to Post-Effective Amendment No. 70.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the STI Classic Funds (the “Registrant”) certifies that it meets the requirement for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 71 to the Registrant’s Registration Statement (the “Amendment”) to be signed on its behalf by the undersigned, duly authorized, in the City of Atlanta, State of Georgia on the 7th day of December, 2007.

STI Classic Funds
By:	/s/ Julia R. Short
Julia R. Short
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Amendment has been signed below by the following persons in the capacity and as of the dates indicated.

	Trustee	December 7, 2007

Jeffrey M. Biggar*

	Trustee	December 7, 2007

F. Wendell Gooch*

	Trustee	December 7, 2007

Clarence H. Ridley*

	Trustee	December 7, 2007

Warren Y. Jobe*

	Trustee	December 7, 2007

Charles D. Winslow*

	Trustee	December 7, 2007

Sidney E. Harris*

	Trustee	December 7, 2007

Connie D. McDaniel*

/s/ Julia R. Short Julia R. Short	President and Chief Executive Officer	December 7, 2007

/s/ Martin R. Dean Martin R. Dean	Treasurer and Chief Financial Officer	December 7, 2007

* By:	/s/ Cynthia Surprise

Cynthia Surprise, pursuant to the power of attorney filed herewith

STI CLASSIC FUNDS
STI CLASSIC VARIABLE TRUST
POWER OF ATTORNEY
     KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as trustees of STI Classic Funds and STI Classic Variable Trust (each, a “Trust”), business trusts organized under the laws of the Commonwealth of Massachusetts, hereby constitutes and appoints Jennifer English and Cynthia Surprise, and each of them singly, his or her true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him or her and in his or her name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust’s shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.
     IN WITNESS WHEREOF, the undersigned have herewith set their names as of the 21st day of February 2007.

/s/ F. Wendell Gooch F. Wendell Gooch, Trustee	/s/Sidney E. Harris Sidney E. Harris, Trustee

/s/ Warren Y. Jobe Warren Y. Jobe, Trustee	/s/ Connie D. McDaniel Connie D. McDaniel, Trustee

/s/ Clarence H. Ridley Clarence H. Ridley, Trustee	/s/ Jeffrey M. Biggar Jeffrey M. Biggar, Trustee

/s/ Charles D. Winslow Charles D. Winslow, Trustee